Interest in Other Entities (Details) - Schedule of purchase price allocation - USD ($) $ in Thousands	3 Months Ended
	Oct. 01, 2021	Jun. 30, 2021	Mar. 31, 2021
Schedule of purchase price allocation [Abstract]
Purchase price	$ 222	$ 1,831	$ 2,586
Adjusted Company’s Equity	58	(859)	(665)
Excess to Allocation	164	972	1,921
Excess purchase price to allocate to customer relationship, net of deferred tax	48	286	602
Excess purchase price to allocate to technology, net of deferred tax	69	419	890
Goodwill	47	267	429
Total purchase price allocation	$ 164	$ 972	$ 1,921